Intangible assets - Goodwill reconciliation (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Changes in goodwill:
At beginning of year	£ 1,482	£ 1,628
Disposals/reclassifications to held for sale	(10)	(155)
Additions in the period	149	9
Exchange differences	(1)
Net book amount at end of year	1,620	1,482
Shareholder-backed
Changes in goodwill:
At beginning of year	1,458
Exchange differences	1
Net book amount at end of year	1,459	1,458
With-profits
Changes in goodwill:
At beginning of year	24
Disposals/reclassifications to held for sale	(10)
Additions in the period	149
Exchange differences	(2)
Net book amount at end of year	£ 161	£ 24